Schedule of investments
Delaware Ivy VIP Pathfinder Moderately Conservative – Managed Volatility
March 31, 2023 (Unaudited)
	Number of shares	Value (US $)
Affiliated Mutual Funds — 97.97%
Global / International Equity Funds — 14.71%
Delaware Ivy VIP International Core EquityClass II	195,150	$ 2,977,990
Delaware VIP Global Value EquityClass II	320,816	1,559,165
		4,537,155
Taxable Fixed Income Funds — 43.93%
Delaware Ivy VIP Corporate BondClass II	1,533,148	7,083,142
Delaware Ivy VIP High IncomeClass I	101,724	296,017
Delaware Ivy VIP Limited-Term BondClass II	1,327,376	6,172,298
		13,551,457
US Equity Funds — 39.33%
Delaware Ivy VIP Core EquityClass II	264,465	3,229,114
Delaware Ivy VIP GrowthClass II	383,249	3,445,412
Delaware Ivy VIP Mid Cap GrowthClass I	126,553	1,349,057
Delaware Ivy VIP Small Cap GrowthClass I	38,917	257,245
Delaware Ivy VIP Smid Cap CoreClass II	65,477	751,017
Delaware Ivy VIP ValueClass II	551,505	3,099,456
		12,131,301
Total Affiliated Mutual Funds (cost $38,158,799)		30,219,913

	Number of shares	Value (US $)

Short-Term Investments — 1.98%
Money Market Mutual Funds — 1.98%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.72%)	152,361	$ 152,361
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.72%)	152,360	152,360
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.84%)	152,361	152,361
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.73%)	152,361	152,361
Total Short-Term Investments (cost $609,443)		609,443

Total Value of Securities—99.95% (cost $38,768,242)		30,829,356
Receivables and Other Assets Net of Liabilities—0.05%★		15,976
Net Assets Applicable to 8,718,444 Shares Outstanding—100.00%		$30,845,332
★	Includes $84,600 cash collateral held at broker for futures contracts as of March 31, 2023.
The following future contracts were outstanding at March 31, 2023:
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
(1)	E-Mini Russell 2000 Index	$(90,675)	$(92,135)	6/16/23	$1,460	$—	$(1,670)
(7)	E-Mini S&P 500 Index	(1,448,212)	(1,384,231)	6/16/23	—	(63,981)	(20,213)
Total Futures Contracts			$(1,476,366)		$1,460	$(63,981)	$(21,883)
The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of investments. The notional amounts presented above represent the Portfolio's total exposure in such contracts, whereas only the variation margin is reflected in the Portfolio's net assets.
NQ-IV044 [3/23] 5/23 (2912888)    1

Schedule of investments
Delaware Ivy VIP Pathfinder Moderately Conservative – Managed Volatility   (Unaudited)
Summary of abbreviations:
S&P – Standard & Poor’s Financial Services LLC
2    NQ-IV044 [3/23] 5/23 (2912888)